Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2011
Unconsolidated Joint Ventures
Schedule of company's profit/loss allocation percentage and related investment in each joint venture

Joint Venture Entity	Company’s Profit/Loss Allocation Percentage at December 31, 2011	Investment in and advances to unconsolidated joint ventures at December 31, 2011	Investment in and advances to unconsolidated joint ventures at December 31, 2010

IN Retail Fund LLC (a)	50%	$18,304	27,275
NARE/Inland North Aurora I, II & III (b)	45%	-	13,139
Oak Property and Casualty	25%	1,464	1,475
TMK/Inland Aurora Venture LLC (b)	40%	2,320	2,531
PTI Ft Wayne, LLC, PTI Boise LLC, PTI Westfield, LLC (c)(d)	85%	11,100	17,764
INP Retail LP (e)	55%	67,715	33,464
IRC/IREX Venture II LLC (f)	(g)	767	7,968

Investment in and advances to unconsolidated joint ventures		$101,670	103,616

(a)	Joint venture with New York State Teachers Retirement System (“NYSTRS”)
(b)	The profit/loss allocation percentage is allocated after the calculation of the Company’s preferred return.
(c)	Joint venture with Pine Tree Institutional Realty, LLC (“Pine Tree”)
(d)	The Company took control of PTI Ft. Wayne, LLC in 2011 and the property is now consolidated. There is no investment reflected in the current period.
(e)	Joint venture with PGGM Private Real Estate Fund (“PGGM”)
(f)	Joint venture with Inland Private Capital Corporation (“IPCC”). Investment in balance represents our share of the TIC or DST interests.
(g)

The Company’s profit/loss allocation percentage varies based on the ownership interest it hold in the entity that owns a particular property that is in the process of selling ownership interest to outside investors.

Schedule of investment property contributions and acquisitions to the joint venture

Date	Property	City	State	Gross Value	PGGM’s Contributed Equity	Company’s Contributed Equity

12/15/11	Turfway Commons (a)	Florence	KY	$12,980	$5,823	$7,117
12/07/11	Elston Plaza (a)	Chicago	IL	18,900	9,061	11,074
11/29/11	Brownstones Shopping Center (a)	Brookfield	WI	24,100	10,954	13,388
11/18/11	Woodfield Plaza (b)	Schaumburg	IL	26,966	6,430	7,859
11/15/11	Caton Crossing (b)	Plainfield	IL	12,269	2,060	2,517
11/09/11	Quarry Retail (b)	Minneapolis	MN	36,206	9,198	11,242
09/21/11	Champlin Marketplace (a)	Champlin	MN	12,950	5,978	7,307
09/19/11	Stuart’s Crossing (b)	St. Charles	IL	12,294	2,390	2,922
06/02/11	Village Ten Center (b)	Coon Rapids	MN	14,569	2,921	3,570
06/02/11	Red Top Plaza (a)	Libertyville	IL	19,762	3,728	4,544
03/08/11	The Shops of Plymouth (b)	Plymouth	MN	9,489	1,937	2,368
03/01/11	Byerly’s Burnsville (b)	Burnsville	MN	8,170	3,685	4,504
01/11/11	Joffco Square (a)	Chicago	IL	23,800	4,896	5,996
10/25/10	Diffley Marketplace (a)	Eagan	MN	11,861	2,712	3,315
08/31/10	The Point at Clark (a)	Chicago	IL	28,816	6,464	7,905
07/01/10	Cub Foods (b)	Arden Hills	MN	10,358	4,664	5,701
07/01/10	Shannon Square Shoppes (b)	Arden Hills	MN	5,465	2,464	3,011
07/01/10	Woodland Commons (b)	Buffalo Grove	IL	23,340	10,405	12,717
07/01/10	Mallard Crossing (b)	Elk Grove Village	IL	6,163	2,727	3,333

				$318,458	$98,497	$120,390

(a)                                   These properties were acquired by the joint venture.

(b)                                  These properties were contributed to the joint venture by the Company.

Schedule of estimated fair values of the assets acquired and liabilities assumed

	Orchard Crossing December 31, 2011	Algonquin Commons December 31, 2010

Investment properties	$19,800	102,103
Other assets	299	1,642
Total assets acquired	20,099	103,745

Mortgages payable	14,800	91,035
Other liabilities	294	2,610

Net assets acquired	$5,005	10,100

Schedule of investment in Orchard Crossing and Algonquin Commons

	Orchard Crossing	Algonquin Commons
Investments in and advances to unconsolidated joint ventures prior to change in control transaction	$6,597	16,864
Investments in and advances to unconsolidated joint ventures activity	282	-
Gain (loss) from change in control of investment properties	(1,400)	5,122
Cash received	(499)	(11,886)
Closing credits	25	-
Net assets acquired	$5,005	10,100

Maturities of outstanding debt of unconsolidated joint ventures

Joint Venture Entity	2012 (a)	2013	2014	2015	2016	Thereafter	Total

IN Retail Fund LLC	$47,300	33,167	11,687	22,000	8,000	58,780	180,934
NARE/Inland North Aurora I (b)(c)	17,469	-	-	-	-	-	17,469
NARE/Inland North Aurora II (c)	3,549	-	-	-	-	-	3,549
NARE/Inland North Aurora III (c)	13,819	-	-	-	-	-	13,819
PTI Boise LLC (e)	2,700	-	-	-	-	-	2,700
PTI Westfield LLC (f)	7,350	-	-	-	-	-	7,350
TDC Inland Lakemoor LLC (g)	22,105	-	-	-	-	-	22,105
INP Retail LP	22,800	-	-	5,800	-	96,319	124,919
IRC/IREX Venture II LLC	-	-	-	-	-	21,636	21,636

Total unconsolidated joint venture debt	$137,092	33,167	11,687	27,800	8,000	176,735	394,481

(a)    The joint ventures will soon be in discussions with various lenders to extend or restructure this joint venture debt although there is no assurance that the Company, or its joint venture partners, will be able to restructure this debt on terms and conditions the Company find acceptable, if at all.

(b)   The Company has guaranteed approximately $1,100 of one loan included in the 2012 column.

(c)    This loan matured in July 2011.  The joint venture is currently working with the lender to extend this debt.  The joint venture has continued to make monthly debt service payments and the lender has not taken any negative actions with regard to this matured debt.

(d)   This loan matures in October 2012.  In September 2009, the Company purchased the mortgage from the lender at a discount and became a lender to the joint venture.

(e)    This loan matured in December 2011.  The joint venture is currently working with the lender to extend this debt.  The joint venture has continued to make monthly debt service payments and the lender has not taken any negative actions with regards to this matured debt.  The Company has guaranteed approximately $1,200 of this outstanding loan.

(f)    This loan matures in October 2012.  The Company has guaranteed approximately $9,000 of this outstanding loan.

Schedule of impairment losses recorded to reflect equity method investments at fair value

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009

Joint Venture Entity	Total impairment	Company’s pro rata share	Total impairment	Company’s pro rata share	Total impairment	Company’s pro rata share

NARE/Inland North Aurora I	$7,371	3,317	5,550	2,498	-	-
NARE/Inland North Aurora II	1,200	540	-	-	3,181	1,431
NARE/Inland North Aurora III	8,816	3,967	-	-	4,276	1,924
PDG/Tuscany Village Venture LLC	-	-	-	-	7,450	1,118
PTI Westfield LLC	-	-	-	-	5,713	4,856
TDC Inland Lakemoor LLC	-	-	-	-	11,299	5,424

	$17,387	7,824	5,550	2,498	31,919	14,753

Impairment losses recorded to reflect investments at fair value

Joint Venture Entity	Year ended December 31, 2011	Year ended December 31, 2010

NARE/Inland North Aurora I	$382	3,933
NARE/Inland North Aurora II	1,535	1,500
NARE/Inland North Aurora III	3,306	2,584
PDG/Tuscany Village Venture LLC	-	6,809
TDC Inland Lakemoor LLC	-	3,364

	$5,223	18,190

Variable interest entity, not the primary beneficiary
Unconsolidated joint ventures
Summarized balance sheet for unconsolidated joint ventures

	December 31, 2011	December 31, 2010
Balance Sheet:

Assets:
Investment in real estate, net	$702,178	506,809
Other assets	92,271	61,243

Total assets	$794,449	568,052

Liabilities:
Mortgage payable	$394,481	281,496
Other liabilities	59,171	44,976

Total liabilities	453,652	326,472

Total equity	340,797	241,580

Total liabilities and equity	$794,449	568,052

Investment in and advances to unconsolidated joint ventures	$101,670	103,616

Summarized statement of operations for unconsolidated joint ventures
	December 31, 2011	December 31, 2010	December 31, 2009
Statement of Operations:

Total revenues	$72,806	69,327	72,377
Total expenses (a)	(93,563)	(81,717)	(112,243)

Loss from continuing operations	$(20,757)	(12,390)	(39,866)

Inland’s pro rata share of loss from continuing operations (b)	$(8,124)	(4,365)	(16,494)

(a)                                   Total expenses include impairment charges in the amount of $17,387, $5,550 and $31,919 for the years ended December 31, 2011, 2010 and 2009, respectively.

(b)                                  IRC’s pro rata share includes the amortization of certain basis differences and an elimination of IRC’s pro rata share of the management fee expense.

Variable interest entity, not the primary beneficiary | INP Retail LP
Unconsolidated joint ventures
Summarized balance sheet for unconsolidated joint ventures

	December 31, 2011	December 31, 2010
Balance Sheet:

Assets:
Investment in real estate, net	$318,326	86,435
Other assets	39,245	13,928

Total assets	$357,571	100,363

Liabilities:
Mortgage payable	$124,919	20,100
Other liabilities	21,326	9,085

Total liabilities	146,245	29,185

Total equity	211,326	71,178

Total liabilities and equity	$357,571	100,363

Summarized statement of operations for unconsolidated joint ventures
	December 31, 2011	December 31, 2010
Statement of Operations:

Total revenues	$20,892	3,737
Total expenses	(23,075)	(5,573)

Loss from continuing operations	$(2,183)	(1,836)

Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora LLC
Unconsolidated joint ventures
Summarized balance sheet for unconsolidated joint ventures

	December 31, 2011	December 31, 2010
Balance Sheet:

Assets:
Investment in real estate, net	$13,966	21,664
Other assets	275	316

Total assets	$14,241	21,980

Liabilities:
Mortgage payable	$17,469	17,469
Other liabilities	268	257

Total liabilities	17,737	17,726

Total equity	(3,496)	4,254

Total liabilities and equity	$14,241	21,980

Summarized statement of operations for unconsolidated joint ventures

	December 31, 2011	December 31, 2010	December 31, 2009
Statement of Operations:

Total revenues	$713	605	654
Total expenses (a)	(8,816)	(6,998)	(855)

Loss from continuing operations	$(8,103)	6,393	(201)

(a)                                   Total expenses include impairment charges in the amount of $7,371 and $5,550 for the years ended December 31, 2011 and 2010, respectively.  No impairment charges were required or recorded during the year ended December 31, 2009.

Variable interest entity, not the primary beneficiary | NARE/Inland North Aurora III
Unconsolidated joint ventures
Summarized balance sheet for unconsolidated joint ventures

	December 31, 2011	December 31, 2010
Balance Sheet:

Assets:
Investment in real estate, net	$12,502	21,307
Other assets	19	48

Total assets	$12,521	21,355

Liabilities:
Mortgage payable	$13,819	13,819
Other liabilities	106	101

Total liabilities	13,925	13,920

Total equity	(1,404)	7,435

Total liabilities and equity	$12,521	21,355

Summarized statement of operations for unconsolidated joint ventures

	December 31, 2011	December 31, 2010	December 31, 2009
Statement of Operations:

Total revenues	$-	-	-
Total expenses (a)	(9,498)	(734)	(4,494)

Loss from continuing operations	$(9,498)	(734)	(4,494)

(a)                                   Total expenses include impairment charges in the amount of $8,816, and $4,276 for the years ended December 31, 2011 and 2009, respectively, as discussed above.  No impairment charges were required or recorded during the year ended December 31, 2010.

Summarized statement of cash flows for unconsolidated joint ventures

	December 31, 2011	December 31, 2010	December 31, 2009
Statement of Cash Flows:

Net cash used in operating activities	$(639)	(641)	(249)
Net cash used in investing activities	(11)	-	(317)
Net cash provided by financing activities	660	635	493

Net increase (decrease) in cash and cash equivalents	10	(6)	(73)

Cash and cash equivalents at beginning of year	4	10	83

Cash and cash equivalents at end of year	$14	4	10

Supplemental disclosure of cash flow information

Cash paid for interest, net of capitalized interest	$575	585	657

Joint venture with PGGM
Unconsolidated joint ventures
Schedule of unconsolidated properties

	December 31, 2011	December 31, 2010

Net investment properties	$(76,775)	(33,513)
Acquired lease intangibles, net	(1,228)	(886)
Deferred costs, net	(764)	(161)
Other assets	(1,643)	(1,234)
Mortgages payable	56,521	-
Acquired below market lease intangibles, net	294	33
Other liabilities	2	896
Net assets contributed	$(23,593)	(34,865)

IRC/IREX Venture II LLC
Unconsolidated joint ventures
Schedule of unconsolidated properties

	December 31, 2011	December 31, 2010

Investment properties	$(109,069)	(20,499)
Acquired lease intangibles	(16,143)	(6,494)
Below market lease intangibles	2,513	168
Mortgages payable	70,413	9,000
Net change to investment in and advances to unconsolidated joint ventures	$(52,286)	(17,825)